Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

May 6, 2009

Via EDGAR

U.S. Securities & Exchange Commission

Station Place

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wells Fargo Variable Trust; File Nos. 333-74283; 811-09255

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Variable Trust (the "Trust") under the Investment Company Act of 1940 (the "1940 Act") and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate for the Variable Trust Funds of the Trust (the "Funds").

The Prospectuses and related Statement of Additional Information for the Funds of the Trust were originally filed in Post-Effective Amendment No. 23 under the 1933 Act and Amendment No. 23 under the 1940 Act to the Trust&#65533;s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act on April 30, 2009.

If you have any questions, please contact the undersigned at (415) 947-4805.

Sincerely,

/s/ Lawrence S. Hing

Lawrence S. Hing

Senior Counsel

Wells Fargo Variable Trust

Registration Nos. 333-74283; 811-09255

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Variable Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Variable Trust Funds of the Trust, all of which would have been filed pursuant to17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on April 30, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of May 2009.

Witness:
WELLS FARGO FUNDS TRUST

By: /s/Johanne F. Castro	By: /s/Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary